Variable Interest Entity (“VIE”)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity (“VIE”) [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into Contractual Arrangements with Beijing WiMi on November 6, 2018. The Contractual Arrangements were terminated on December 18, 2020, and WiMi WFOE entered into another Contractual Arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

Shenzhen Weiyixin entered into Contractual Arrangements with Shenzhen Yitian on December 24, 2020. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Shenzhen Yitian as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i)	Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1)	The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

ii)	Shenzhen Yitian

Shenzhen Weiyixin is deemed to have a controlling financial interest and be the primary beneficiary of Shenzhen Yitian because it has both of the following characteristics:

(1)	The power to direct activities at Shenzhen Yitian that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Shenzhen Yitian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Shenzhen Yitian pays service fees equal to all of its net income to Shenzhen Weiyixin. The Contractual Arrangements are designed so that Shenzhen Yitian operate for the benefit of Shenzhen Weiyixin and ultimately, the Company.

Accordingly, the accounts of Shenzhen Yitian were consolidated in the accompanying financial statements as subsidiary of Beijing WiMi up to December 24, 2020 and as VIE of Shenzhen Weiyixin from December 24, 2020 forward. Under the VIE Arrangements, the Company has the power to direct activities of Shenzhen Yitian and can have assets transferred out of Shenzhen Yitian. Therefore, the Company considers that there is no asset in Shenzhen Yitian that can be used only to settle obligations of Shenzhen Yitian, except for registered capital and PRC statutory reserves, if any. As Shenzhen Yitian is incorporated as limited liability company under the Company Law of the PRC, creditors of the Shenzhen Yitian do not have recourse to the general credit of the Company for any of the liabilities of Shenzhen Yitian.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI Cayman that there is no change of reporting entities.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Current assets	13,264,579	48,490,650	6,846,351
Property and equipment, net	23,132,180	91,369,608	12,900,392
Other noncurrent assets	630,494,750	265,926,480	37,545,919
Total assets	666,891,509	405,786,738	57,292,662
Total liabilities	(585,116,575)	(609,000,686)	(85,984,255)
Net assets	(81,771,934)	(203,213,948)	(28,691,593)

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Current liabilities:
Accounts payable	11,043,034	9,219,643	1,301,713
Deferred revenues	14,402	-	-
Other payables and accrued liabilities	16,654,682	16,422,802	2,318,721
Current portion of shareholder loans	42,421,345	-	-
Taxes payable	4,913,881	6,901,910	974,474
Third-party loan	-	186,932,179	49,914,977
Intercompany payable*	510,069,231	353,532,807	26,392,785
Total current liabilities	585,116,575	573,009,341	80,902,670
Non-current shareholder loan	-	35,991,345	5,081,585
Total liabilities	585,116,575	609,000,686	85,984,255

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Operating revenues	202,340,230	32,112,603	2,779,482	392,433
Gross profit	30,883,606	14,442,464	(210,922)	(29,780)
Income (loss) from operations	(25,262,236)	589,775	(285,922,484)	(40,369,137)
Net income (loss)	(159,401,372)	5,700,402	(286,436,377)	(40,441,693)

The summarized statements of cash flow of the VIE’s are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Net cash provided by operating activities	44,560,277	29,324,687	(117,520,675)	(16,592,638)
Net cash (used in) provided by investing activities	(49,269,310)	5,043,123	(67,043,921)	(9,465,870)
Net cash (used in) provided by financing activities	2,929,456	(84,715,145)	180,502,179	25,484,939
Effect of exchange rate on cash and cash equivalents	(1,061,729)	11,795	90,793	(1,720)
Net increase/(decrease) in cash and cash equivalents	(2,841,306)	(50,335,540)	(3,971,624)	(575,289)
Cash and cash equivalents, beginning of year	59,249,721	56,408,415	6,072,875	871,963
Cash, cash equivalents and restricted cash, end of year	56,408,415	6,072,875	2,101,251	296,674

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash and cash equivalents	55,965,855	6,072,875	2,101,250	296,674
Restricted cash	442,560	-	-	-
Total cash, cash equivalents and restricted cash	56,408,415	6,072,875	2,101,250	296,674